NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Cashflows from leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Within operating activities	¥ 51,739	¥ 91,537	¥ 65,426
Within financing activities	639,675	1,748,202	3,032,106
Total cash outflow from leases	¥ 691,414	¥ 1,839,739	¥ 3,097,532